Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Profit before tax	£ 605	£ 1,012	£ 1,545
Tax calculated at a tax rate of 19% (2019: 19%, 2018: 19%)	115	192	294
Bank surcharge on profits	31	65	109
Non-deductible preference dividends paid	8	8	8
Non-deductible UK Bank Levy	19	24	20
Non-deductible conduct remediation, fines and penalties	(4)	44	6
Other non-deductible costs and non-taxable income	25	31	30
Effect of change in tax rate on deferred tax provision	6	(14)	(1)
Tax relief on dividends in respect of other equity instruments	(40)	(39)	(42)
Adjustment to prior year provisions	(26)	(32)	(25)
Tax charge	£ 134	£ 279	£ 399